Transactions with Related Parties-Ciel Shipmanagement SA (Details)	Jun. 30, 2015	Nov. 29, 2012
Ciel Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	100.00%	50.20%
Ciel CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership		49.80%